Average Annual Total Returns - FidelityDividendGrowthFund-RetailPRO - FidelityDividendGrowthFund-RetailPRO - Fidelity Dividend Growth Fund	Sep. 28, 2024
Fidelity Dividend Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.83%
Past 5 years	11.87%
Past 10 years	8.90%
Fidelity Dividend Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.82%
Past 5 years	10.23%
Past 10 years	6.50%
Fidelity Dividend Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.20%
Past 5 years	9.16%
Past 10 years	6.52%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWJP
Average Annual Return:
Past 1 year	10.45%
Past 5 years	12.96%
Past 10 years	11.16%